Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 11 - INCOME TAXES

The provision for income taxes for the years ended December 31, 2013 and 2012 is as follows (in thousands):

	December 31,
	2013	2012
Current income tax expense (benefit):
Federal	$-	$-
State	47	63
Foreign	25	68
	72	131
Deferred income tax expense (benefit):
Federal	24	16
State	6	6
Foreign	(301)	(278)
	(271)	(256)

Valuation allowance	-	-

Total income tax expense (benefit)	$(199)	$(125)

The Company’s deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2013	2012

Allowance for doubtful accounts	$163	$98
Inventory reserve and uniform capitalization	41	44
Accrued expenses and other liabilities	305	365
Unearned revenue	343	226
Valuation allowance	(748)	(685)
Deferred tax assets - current	104	48

Other assets	(295)	42
Property and equipment	18	5
Intangibles	658	405
Net operating loss carryforward	4,201	2,009
Valuation allowance	(4,631)	(2,459)
Deferred tax assets - long term	(49)	2

Total net deferred tax asset	$55	$50

Long term debt	$(17)	$(18)
Intangibles	(662)	(1,022)
Goodwill	(67)	(40)

Total net deferred tax liability	$(746)	$(1,080)

Total	$(691)	$(1,030)

A reconciliation of the United States statutory income tax rate to the effective income tax rate for the years ended December 31, 2013 and 2012 is as follows (in thousands):

	December 31, 2013		December 31, 2012
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,842)	34.0	$(1,357)	34.0
State taxes	(464)	8.6	(130)	3.3
Permanent differences	92	(1.7)	752	(18.9)
Valuation allowance	2,195	(40.5)	147	(3.7)
True up items	13	(0.2)	288	(7.2)
Miscellaneous	22	(0.4)	22	(0.6)
Stock transaction	21	(0.4)	57	(1.4)
Foreign rate	(236)	4.3	96	(2.4)
Effective tax rate	$(199)	3.7	$(125)	3.1

The Company’s deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available in certain jurisdictions to reduce future taxable income.  Future tax benefits for net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not.  This determination is based on the expectation that related operations will be sufficiently profitable or various tax business and other planning strategies will enable the Company to utilize the net operating loss carryforwards.  The Company’s evaluation of the realizability of deferred tax assets considers both positive and negative evidence.  The weight given to potential effects of positive and negative evidence is based on the extent to which it can be objectively verified.  For the years ended December 31, 2013 and 2012, the Company recorded a valuation allowance related to the US federal and state temporary items as it was determined it is more likely than not that the Company will not be able to fully use the assets to reduce future tax liabilities. For the years ended December 31, 2013 and 2012, the Company recorded no allowance related to foreign temporary items as it was determined it is more likely than not that the Company will be able to fully use the assets to reduce future tax liabilities.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Balance as of December 31, 2012	$170
Additions based on tax positions related to the current year	-
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-

Balance as of December 31, 2013	$170

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. During the fiscal years December 31, 2012, the Company recognized approximately $170,000 in liabilities related to tax positions taken by Apex, a foreign subsidiary acquired in 2012.

As of December 31, 2013, the Company had federal and state net operating loss carryforwards of approximately $10.7 million and $9.2 million, respectively. These loss carryforwards will expire in varying amounts through 2033. Section 382 of the U.S. Internal Revenue Code, as amended, or (“the Code”), generally imposes an annual limitation on the amount of net operating loss carryforwards that might be used to offset taxable income when a corporation has undergone significant changes in stock ownership. We have determined that we have experienced multiple ownership changes under Section 382 of the Code. As of December 31, 2013, we estimated that approximately $9.9 million of U.S. federal net operating losses and $9.2 million of state net operating losses may be utilized in the future based on limitations that we have calculated under Section 382 of the Code.
The Company continues to remain subject to examination by U.S. federal authority for the years 2009 through 2012 and for various state authorities for the years 2009 through 2012, with few exceptions.

The Company is subject to U.S. federal and Canadian income tax as well as income taxes in various state jurisdictions.